As filed with the United States Securities and Exchange Commission on June 14, 2019

1933 Act File No. 033-19338

1940 Act File No. 811-05426

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 177	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 178	☒

(Check appropriate box or boxes.)

AIM INVESTMENT FUNDS

(INVESCO INVESTMENT FUNDS)

(Exact Name of Registrant as Specified in Charter)

11 Greenway Plaza, Suite 1000, Houston, TX 77046

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (713) 626-1919

Jeffrey H. Kupor, Esquire

11 Greenway Plaza, Suite 1000, Houston, TX 77046

(Name and address of Agent for Service)

Copy to:

Peter A. Davidson, Esquire	Matthew R. DiClemente, Esquire
Invesco Advisers, Inc.	Stradley Ronon Stevens & Young, LLP
11 Greenway Plaza, Suite 1000	2005 Market Street, Suite 2600
Houston, TX 77046-1173	Philadelphia, PA 19103-7018

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 14th day of June, 2019.

Registrant:	AIM INVESTMENT FUNDS
(INVESCO INVESTMENT FUNDS)

	By:	/s/ Sheri Morris
Sheri Morris, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURES	TITLE	DATE

/s/ Sheri Morris	President & Treasurer (Principal Executive Officer)	June 14, 2019
(Sheri Morris)

/s/ David C. Arch*	Trustee	June 14, 2019
(David C. Arch)

	Trustee	June 14, 2019
(Beth Ann Brown)

/s/ Bruce L. Crockett*	Chair & Trustee	June 14, 2019
(Bruce L. Crockett)

/s/ Jack M. Fields*	Trustee	June 14, 2019
(Jack M. Fields)

/s/ Martin L. Flanagan*	Vice Chair & Trustee	June 14, 2019
(Martin L. Flanagan)

/s/ Cynthia Hostetler*	Trustee	June 14, 2019
(Cynthia Hostetler)

/s/ Eli Jones*	Trustee	June 14, 2019
(Eli Jones)

	Trustee	June 14, 2019
(Elizabeth Krentzman)

/s/ Anthony J. LaCava, Jr.**	Trustee	June 14, 2019
(Anthony J. LaCava, Jr.)

/s/ Prema Mathai-Davis*	Trustee	June 14, 2019
(Prema Mathai-Davis)

	Trustee	June 14, 2019
(Joel W. Motley)

	SIGNATURES	TITLE	DATE

	/s/ Teresa M. Ressel*	Trustee	June 14, 2019
(Teresa M. Ressel)

	/s/ Ann Barnett Stern*	Trustee	June 14, 2019
(Ann Barnett Stern)

	/s/ Raymond Stickel, Jr.*	Trustee	June 14, 2019
(Raymond Stickel, Jr.)

	/s/ Philip A. Taylor*	Trustee	June 14, 2019
(Philip A. Taylor)

	/s/ Robert C. Troccoli*	Trustee	June 14, 2019
(Robert C. Troccoli)

		Trustee	June 14, 2019
(Daniel S. Vandivort)

		Trustee	June 14, 2019
(James D. Vaughn)

	/s/ Christopher L. Wilson*	Trustee	June 14, 2019
(Christopher L. Wilson)

	/s/ Kelli Gallegos (Kelli Gallegos)	Vice President & Assistant Treasurer (Principal Financial Officer)	June 14, 2019

By	/s/ Sheri Morris
Sheri Morris
Attorney-in-Fact

*	Sheri Morris, pursuant to powers of attorney dated March 28, 2018, filed in the Registrant’s Post-Effective Amendment No. 174 on February 27, 2019.
**	Sheri Morris, pursuant to power of attorney dated March 1, 2019, filed in the Registrant’s Post-Effective Amendment No. 176 on May 23, 2019.

EXHIBIT INDEX

Index No.	Description of Exhibit

Ex-101.ins	XBRL Instance Document

Ex-101.sch	XBRL Taxonomy Extension Schema Document

Ex-101.cal	XBRL Taxonomy Extension Calculation Linkbase

Ex-101.def	XBRL Taxonomy Extension Definition Linkbase

Ex-101.lab	XBRL Taxonomy Extension Labels Linkbase

Ex-101.pre	XBRL Taxonomy Extension Presentation Linkbase